Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	GREEN THUMB INDUSTRIES INC.
Entity Central Index Key	0001795139
Entity Emerging Growth Company	false
Entity File Number	000-56132
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1437430
Entity Address, Address Line One	325 West Huron Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	471-6720
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE